Convertible redeemable preferred shares (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Convertible Redeemable Preferred Shares Activities

The Company’s convertible redeemable preferred shares activities for the year ended December 31, 2016, 2017 and 2018 are summarized below:

	Series Seed Shares		Series A Shares		Series B Shares		Series C Shares
	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)
Balances as of January 1, 2016	3,645,501	28,338	5,531,104	66,544	7,895,711	176,914	—	—
Accretion on convertible redeemable preferred shares to redemption value	—	—	—	3,601	—	11,548	—	—
Balances as of December 31, 2016	3,645,501	28,338	5,531,104	70,145	7,895,711	188,462	—	—
Issuance of convertible redeemable preferred shares, net of issuance costs.	—	—	—	—	—	—	5,295,380	338,142
Accretion on convertible redeemable preferred shares to redemption value	—	—	—	3,105	—	12,565	—	11,147
Balances as of December 31, 2017	3,645,501	28,338	5,531,104	73,250	7,895,711	201,027	5,295,380	349,289
Accretion on convertible redeemable preferred shares to redemption value	—	—	—	1,978	—	10,140	—	15,899
Conversion to Class A ordinary shares upon IPO	(3,645,501)	(28,338)	(5,531,104)	(75,228)	(7,895,711)	(211,167)	(5,295,380)	(365,188)
Balances as of December 31, 2018	—	—	—	—	—	—	—	—